Fair Value of Financial Instruments - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Derivative liability			$ 0	$ 70,870
Fair Value, Recurring
Assets:
Total	$ 260,355	$ 239,300	643,941
Liabilities:
Total	135,678	0
Fair Value, Recurring | Level 1
Assets:
Short-term investments		224,359	330,053
Fair Value, Recurring | Level 1 | U.S. Treasury securities
Assets:
Estimated Fair Value	128,341	224,359
Fair Value, Recurring | Level 1 | Money market funds
Assets:
Cash equivalents	57,325	14,941	102,978
Fair Value, Recurring | Level 1 | U.S. Treasury securities
Assets:
Cash equivalents	74,689	0	49,996
Fair Value, Recurring | Level 2 | Corporate debt securities
Assets:
Estimated Fair Value		0	$ 160,914
Fair Value, Recurring | Level 3
Liabilities:
Derivative liability	$ 135,678	$ 0